UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Proxima Capital Management, LLC

Address:  900 Third Avenue, 10th Floor
          New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Youlia Miteva
Title:     Managing Member
Phone:     (212) 897-5710


Signature, Place and Date of Signing:

/s/ Youlia Miteva               New York, New York          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $ 537,021
                                         (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP    (X1000)    PRN AMT  PRN CALL  DISCRETION   MNGRS     SOLE    SHARED  NONE
ADVANCED MICRO DEVICES INC    COM               007903107  17,654    3,475,188 SH          SOLE       NONE     3,475,188
ADVANCED MICRO DEVICES INC    COM               007903107   9,701    1,909,700     CALL    SOLE       NONE     1,909,700
ALERE INC                     COM               01449J105   3,931      200,039 SH          SOLE       NONE       200,039
AOL INC                       COM               00184X105  34,261    2,855,045 SH          SOLE       NONE     2,855,045
AUXILIUM PHARMACEUTICALS INC  COM               05334D107   8,876      592,144 SH          SOLE       NONE       592,144
BABCOCK & WILCOX CO NEW       COM               05615F102  12,805      655,002 SH          SOLE       NONE       655,002
BLACKBOARD INC                COM               091935502   6,233      139,575 SH          SOLE       NONE       139,575
BOSTON SCIENTIFIC CORP        COM               101137107   2,581      436,700     CALL    SOLE       NONE       436,700
CORELOGIC INC                 COM               21871D103   6,455      605,000 SH          SOLE       NONE       605,000
COWEN GROUP INC NEW           CL A              223622101     586      216,323 SH          SOLE       NONE       216,323
CREXUS INVT CORP              COM               226553105   1,514      170,500 SH          SOLE       NONE       170,500
DIANA SHIPPING INC            COM               Y2066G104     597       80,500 SH          SOLE       NONE        80,500
E TRADE FINANCIAL CORP        COM NEW           269246401  14,348    1,575,017 SH          SOLE       NONE     1,575,017
EMULEX CORP                   COM NEW           292475209   8,640    1,350,039 SH          SOLE       NONE     1,350,039
FORMFACTOR INC                COM               346375108   6,670    1,070,586 SH          SOLE       NONE     1,070,586
GUESS INC                     COM               401617105  10,969      385,000 SH          SOLE       NONE       385,000
HARVEST NATURAL RESOURCES IN  COM               41754V103   5,931      692,104 SH          SOLE       NONE       692,104
HEWLETT PACKARD CO            COM               428236103   5,276      235,000 SH          SOLE       NONE       235,000
INTERDIGITAL INC              COM               45867G101  17,328      372,000 SH          SOLE       NONE       372,000
ISHARES TR                    BARCLYS 20+ YR    464287432  12,080      100,000     PUT     SOLE       NONE       100,000
JETBLUE AIRWAYS CORP          COM               477143101   3,084      754,000 SH          SOLE       NONE       754,000
LIVE NATION ENTERTAINMENT IN  COM               538034109  16,316    2,037,006 SH          SOLE       NONE     2,037,006
LOUISIANA PAC CORP            COM               546347105   7,523    1,475,000 SH          SOLE       NONE     1,475,000
LUMBER LIQUIDATORS HLDGS INC  COM               55003T107   6,644      440,000 SH          SOLE       NONE       440,000
MARATHON OIL CORP             COM               565849106   6,799      315,066 SH          SOLE       NONE       315,066
MARATHON PETE CORP            COM               56585A102  19,213      710,032 SH          SOLE       NONE       710,032
MEDASSETS INC                 COM               584045108  15,328    1,595,000 SH          SOLE       NONE     1,595,000
MEMC ELECTR MATLS INC         COM               552715104  27,248    5,200,000 SH          SOLE       NONE     5,200,000
MICRON TECHNOLOGY INC         COM               595112103   8,388    1,664,201 SH          SOLE       NONE     1,664,201
NCR CORP NEW                  COM               62886E108   2,123      125,675 SH          SOLE       NONE       125,675
NXP SEMICONDUCTORS N V        COM               N6596X109  25,571    1,810,995 SH          SOLE       NONE     1,810,995
PNC FINL SVCS GROUP INC       *W EXP 12/31/201  693475121   1,922      215,000 SH          SOLE       NONE       215,000
QUANTA SVCS INC               COM               74762E102  19,072    1,015,000 SH          SOLE       NONE     1,015,000
RAMBUS INC DEL                COM               750917106     706       50,400     CALL    SOLE       NONE        50,400
REPUBLIC AWYS HLDGS INC       COM               760276105   1,405      500,000     CALL    SOLE       NONE       500,000
REPUBLIC AWYS HLDGS INC       COM               760276105   3,822    1,360,070 SH          SOLE       NONE     1,360,070
RITE AID CORP                 COM               767754104   2,793    2,850,000 SH          SOLE       NONE     2,850,000
ROCK-TENN CO                  CL A              772739207  31,257      642,084 SH          SOLE       NONE       642,084
SANDISK CORP                  COM               80004C101  53,558    1,327,000     CALL    SOLE       NONE     1,327,000
SANDISK CORP                  COM               80004C101  16,142      400,000 SH          SOLE       NONE       400,000
SHAW GROUP INC                COM               820280105   3,044      140,000 SH          SOLE       NONE       140,000
SUNCOKE ENERGY INC            COM               86722A103   3,670      333,655 SH          SOLE       NONE       333,655
SUNOCO INC                    COM               86764P109   5,427      175,000 SH          SOLE       NONE       175,000
SWIFT TRANSN CO               CL A              87074U101   4,114      638,835 SH          SOLE       NONE       638,835
TESSERA TECHNOLOGIES INC      COM               88164L100     344       28,800 SH          SOLE       NONE        28,800
TOWER GROUP INC               COM               891777104  18,518      810,047 SH          SOLE       NONE       810,047
TYCO INTERNATIONAL LTD        SHS               H89128104   2,070       50,800 SH          SOLE       NONE        50,800
USEC INC                      COM               90333E108   2,013    1,250,300 SH          SOLE       NONE     1,250,300
VEECO INSTRS INC DEL          COM               922417100   2,383       97,650 SH          SOLE       NONE        97,650
VERINT SYS INC                COM               92343X100   3,374      128,323 SH          SOLE       NONE       128,323
XEROX CORP                    COM               984121103   6,953      997,500     CALL    SOLE       NONE       997,500
XEROX CORP                    COM               984121103  29,762    4,270,000 SH          SOLE       NONE     4,270,000


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